Business Combination - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Aug. 25, 2014	Jan. 31, 2014	May 29, 2013
Space Monkey Acquisition | Subsidiaries
Business Acquisition [Line Items]
Acquisition date of wholly-owned subsidiary	Aug. 25, 2014
Aggregate cash consideration		$ 15,000,000
Escrow for indemnification obligations	$ 1,500,000
Business combination acquisition costs	$ 0
Wildfire Acquisition | Subsidiaries
Business Acquisition [Line Items]
Acquisition date of wholly-owned subsidiary	Jan. 31, 2014
Aggregate cash consideration			$ 3,500,000
Escrow for indemnification obligations			$ 400,000
Smartrove Acquisition
Business Acquisition [Line Items]
Acquisition date of wholly-owned subsidiary	May 29, 2013
Aggregate cash consideration				$ 4,275,000
Smartrove Acquisition | Vivint
Business Acquisition [Line Items]
Percentage of stock acquisition				100.00%